Financial Instruments Risk - Market Risk Narrative (Details) $ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023 CAD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Warrant derivative liabilities	$ 9,634	$ 476	$ 353	$ 7,128	$ 37,297	$ 28,945
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Warrant derivative liabilities	7,100	$ 400
Reasonably possible change in risk variable percentage		10.00%	10.00%
Change in risk variable, impact on net loss	15,200	$ 1,900
Change in risk variable, impact on comprehensive loss	11,400	$ 6,700
Price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable percentage		10.00%	10.00%
Change in risk variable, impact on net loss	2,500	$ 0
Change in risk variable, impact on comprehensive loss	$ 2,500	$ 0